UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form orm 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
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            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
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Form 13F File Number:   28-11019
                           ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS              4-6-2005
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     116
                                            ------------------------------
Form 13F Information Table Value Total:     $ 198,840
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                  March 3, 1005

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100        148      3,175  SH         Sole               3,175
ACCREDO HEALTH INC COM                    COM      00437V104      5,984    134,750  SH         Sole             134,750
ADAPTEC INC COM                           COM      00651F108        324     67,685  SH         Sole              67,685
ADVENT SOFTWARE INC COM                   COM      007974108      3,210    176,550  SH         Sole             176,550
AFFILIATED COMPUTER SERVICES              COM      008190100         64      1,200  SH         Sole               1,200
AFFILIATED MANAGERS GORUP INC             COM      008252108         67      1,080  SH         Sole               1,080
AFFYMETRIX INC COM                        COM      00826T108      3,269     76,350  SH         Sole              76,350
AFLAC INC COM                             COM      001055102      1,114     29,900  SH         Sole              29,900
ALTERA CORP                               COM      021441100        921     46,550  SH         Sole              46,550
AMDOCS LTD                                COM      G02602103        133      4,700  SH         Sole               4,700
AMERICAN EXPRESS INC.                     COM      025816109        217      4,225  SH         Sole               4,225
AMERICAN INTL GROUP COM                   COM      026874107        893     16,125  SH         Sole              16,125
AMERIGROUP CORP COM                       COM      03073T102      4,479    122,500  SH         Sole             122,500
AMSURG CORP COM                           COM      03232P405      3,665    144,859  SH         Sole             144,859
ANALOGIC CORP COM PAR $0.05               COM      032657207      2,236     51,702  SH         Sole              51,702
APPLIED MATLS INC COM                     COM      038222105        956     58,825  SH         Sole              58,825
ARBITRON INC COM                          COM      03875Q108      3,514     81,900  SH         Sole              81,900
AZTAR CORP COM                            COM      054802103      3,589    125,650  SH         Sole             125,650
BANK OF AMERICA                           COM      060505104         20        444  SH         Sole                 444
BANKATLANTIC BANCORP                      COM      065908501        609     35,000  SH         Sole              35,000
BARNES & NOBLE INC                        COM      067774109      4,737    137,350  SH         Sole             137,350
BECTON DICKINSON                          COM      075887109        719     12,300  SH         Sole              12,300
BENCHMARK ELECTRONICS INC                 COM      08160H101      3,299    103,650  SH         Sole             103,650
BIOSITE INC                               COM      090945106      3,153     60,600  SH         Sole              60,600
BISYS GROUP INC                           COM      055472104      3,377    215,375  SH         Sole             215,375
BLACK BOX CORP                            COM      091826107      2,965     79,261  SH         Sole              79,261
BOSTON PRIVT FINL HLDG COM                COM      101119105      3,308    139,301  SH         Sole             139,301
BRADLEY PHARMACEUTICALS INC               COM      104576103      1,112    116,350  SH         Sole             116,350
BRISTOL MYERS SQUIBB COM                  COM      110122108         31      1,200  SH         Sole               1,200
CABOT MICROELECTRONICS CORP               COM      12709P103      3,617    115,258  SH         Sole             115,258
CACI INTERNATIONAL INC                    COM      127190304      4,610     83,475  SH         Sole              83,475
CAMBREX CORP COM                          COM      132011107        196      9,200  SH         Sole               9,200
CBRL GROUP, INC.                          COM      12489V106      2,210     53,500  SH         Sole              53,500
CENTENE CORP DEL                          COM      15135B101         77      2,580  SH         Sole               2,580
CERNER CORP                               COM      156782104      3,273     62,331  SH         Sole              62,331
CISCO SYS INC COM                         COM      17275R102        714     39,925  SH         Sole              39,925
COCA COLA CO COM                          COM      191216100        357      8,575  SH         Sole               8,575
COHEN & STEERS INC                        COM      19247A100         31      1,900  SH         Sole               1,900
COLGATE PALMOLIVE CO COM                  COM      194162103        809     15,500  SH         Sole              15,500
COVANCE INC COM                           COM      222816100      2,204     46,300  SH         Sole              46,300
CR BARD                                   COM      067383109        967     14,200  SH         Sole              14,200
CREE INC.                                 COM      225447101      2,442    112,275  SH         Sole             112,275
CTI MOLECULAR IMAGING INC.                COM      22943D105      5,220    257,526  SH         Sole             257,526
DELL INC                                  COM      24702R101        808     21,025  SH         Sole              21,025
DIGIMARC CORP                             COM      253807101        699    113,668  SH         Sole             113,668
DSP GROUP                                 COM      23332B106      3,567    138,485  SH         Sole             138,485
ETHAN ALLEN INTERIORS COM                 COM      297602104      3,799    118,725  SH         Sole             118,725
EXAR CORP                                 COM      300645108      3,153    235,263  SH         Sole             235,263
EXPEDITORS INTL WASH INC                  COM      302130109        145      2,700  SH         Sole               2,700
FAIR ISAAC CORP                           COM      303250104        486     14,125  SH         Sole              14,125
FAIRCHILD SEMICND INTL COM                COM      303726103        382     24,900  SH         Sole              24,900
FIRST DATA CORP                           COM      319963104        316      8,042  SH         Sole               8,042
FISERV INC                                COM      337738108         72      1,800  SH         Sole               1,800
FORWARD AIR CORPORATION                   COM      349853101      1,028     24,150  SH         Sole              24,150
GAMESTOP CORPORATION CLASS B              COM      36466R200        880     39,476  SH         Sole              39,476
GENTEX CORP COM                           COM      371901109        370     11,600  SH         Sole              11,600
GILLETTE                                  COM      375766102        772     15,300  SH         Sole              15,300
GOLDMAN SACHS                             COM      38141G104        927      8,425  SH         Sole               8,425
H & R BLOCK INC                           COM      093671105         71      1,400  SH         Sole               1,400
ICU MEDICAL INC                           COM      44930G107      4,436    124,945  SH         Sole             124,945
INTEL CORP COM                            COM      458140100        881     37,925  SH         Sole              37,925
INTERMAGNETICS GENERAL                    COM      458771102      2,376     97,605  SH         Sole              97,605
INTERSIL CORP                             COM      46069S109        582     33,600  SH         Sole              33,600
INVESTORS FINANCIAL SVCS CP               COM      461915100        587     12,000  SH         Sole              12,000
JABIL CIRCUIT INC                         COM      466313103      1,247     43,740  SH         Sole              43,740
JETBLUE AIRWAYS                           COM      477143101      3,637    191,025  SH         Sole             191,025
JOHNSON & JOHNSON COM                     COM      478160104      1,098     16,350  SH         Sole              16,350
JOHNSON CTLS INC COM                      COM      478366107        882     15,825  SH         Sole              15,825
KIMBERLY CLARK CORP COM                   COM      494368103        914     13,900  SH         Sole              13,900
LATTICE SEMICONDUCTOR CORP                COM      518415104      2,383    443,689  SH         Sole             443,689
LEAR CORP COM                             COM      521865105        358      8,075  SH         Sole               8,075
LINEAR TECHNOLOGY CORP                    COM      535678106        108      2,825  SH         Sole               2,825
MCDONALDS CORP COM                        COM      580135101      1,407     45,175  SH         Sole              45,175
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309        986     32,875  SH         Sole              32,875
MERCK & CO                                COM      589331107        785     24,250  SH         Sole              24,250
MERCURY COMPUTER SYSTEMS INC              COM      589378108      3,704    134,313  SH         Sole             134,313
MICREL INC COM                            COM      594793101         58      6,250  SH         Sole               6,250
MICROSOFT CORP COM                        COM      594918104      1,269     52,500  SH         Sole              52,500
MKS INSTRUMENT INC COM                    COM      55306N104        909     57,250  SH         Sole              57,250
MOLECULAR DEVICES                         COM      60851C107      3,178    167,264  SH         Sole             167,264
MONACO COACH CORP COM                     COM      60886R103      3,779    233,975  SH         Sole             233,975
NORTHERN TRUST CORP                       COM      665859104        112      2,575  SH         Sole               2,575
NOVELLUS                                  COM      670008101        663     24,800  SH         Sole              24,800
OMNIVISION TECHNOLOGIES                   COM      682128103        455     30,000  SH         Sole              30,000
PEPSICO INC                               COM      713448108        673     12,700  SH         Sole              12,700
PERFORMANCE FOOD GROUP COM                COM      713755106      4,465    161,320  SH         Sole             161,320
PFIZER INC COM                            COM      717081103        215      8,200  SH         Sole               8,200
PHARMACEUTICAL PROD COM                   COM      717124101      3,404     70,250  SH         Sole              70,250
PHOTRONICS INC.                           COM      719405102      3,833    211,780  SH         Sole             211,780
PLEXUS CORP COM                           COM      729132100      3,873    336,500  SH         Sole             336,500
POLYMEDICA                                COM      731738100      3,793    119,442  SH         Sole             119,442
PRIORITY HEALTHCARE                       COM      74264T102      4,847    224,077  SH         Sole             224,077
RENAL CARE GP                             COM      759930100      4,201    110,725  SH         Sole             110,725
SANDISK CORP COM                          COM      80004C101        250      9,000  SH         Sole               9,000
SARA LEE CORP COM                         COM      803111103        614     27,700  SH         Sole              27,700
SCHERING PLOUGH CORP COM                  COM      806605101        688     37,925  SH         Sole              37,925
SCIENTIFIC ATLANTA INC                    COM      808655104        114      4,050  SH         Sole               4,050
SIGMA ALDRICH CORP COM                    COM      826552101        929     15,175  SH         Sole              15,175
SOURCECORP                                COM      836167106        787     39,081  SH         Sole              39,081
SOUTHWEST AIRLINES                        COM      844741108        300     21,075  SH         Sole              21,075
SUNGARD DATA SYSTEMS INC                  COM      867363103        404     11,725  SH         Sole              11,725
SYMANTEC CORP                             COM      871503108        158      7,396  SH         Sole               7,396
SYNOPSUS                                  COM      871607107        503     27,800  SH         Sole              27,800
TEXAS INSTRUMENTS INC                     COM      882508104         76      3,000  SH         Sole               3,000
TIFFANY & CO NEW                          COM      886547108        877     25,400  SH         Sole              25,400
VARIAN SEMICONDUCTOR EQUIP                COM      922207105      1,187     31,225  SH         Sole              31,225
WADDELL & REED FINL CL A                  COM      930059100      3,211    162,650  SH         Sole             162,650
WAL-MART STORES                           COM      931142103         20        400  SH         Sole                 400
WCI CMNTYS INC COM                        COM      92923C104      5,114    170,025  SH         Sole             170,025
WEIGHT WATCHERS INTERNATIONAL             COM      948626106      1,437     33,425  SH         Sole              33,425
WILMINGTON TRUST CORP COM                 COM      971807102      4,293    122,300  SH         Sole             122,300
WP STEWART AND COMPANY LTD                COM      012244711      3,144    138,725  SH         Sole             138,725
WRIGLEY WM JR CO COM                      COM      982526105        880     13,425  SH         Sole              13,425
WYETH COM                                 COM      983024100        700     16,600  SH         Sole              16,600
YUM BRANDS                                COM      988498101      1,127     21,750  SH         Sole              21,750
ZOLL MEDICAL CORP                         COM      989922109      3,614    160,413  SH         Sole             160,413